Note 14 - Retirement and Pension Plans - Summary of Estimated Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 13
2018	20
2019	15
2020	37
2021 and thereafter	$ 389